PRC Notes - Additional Information (Detail) In Thousands, unless otherwise specified					0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 08, 2014 USD ($)	Dec. 08, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 08, 2011 Long-term Debt USD ($)	Dec. 08, 2011 Long-term Debt CNY	Dec. 31, 2014 Long-term Debt	Dec. 08, 2011 Long-term Debt CNY
Debt Disclosure [Line Items]
Long-term PRC Notes								500,000
Net proceeds from the offering of Long-term PRC Notes					78,616	495,350
Interest rate for Long-term PRC Notes								6.80%
Annual interest payable date							--12-08
Bank loan			500,000
Land use rights	223,602	14,032		245,190
Deposit assets non current	$ 2,542			$ 31,393